Schedule of Stock Options Assumptions (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Volatility, minimum			55.00%
Expected volatility, maximum			70.00%
Expected volatility				55.00%
Expected term (in years)	6 years			6 years
Risk-free interest rate, minimum			1.34%
Risk-free interest rate, maximum			4.10%
Risk-free interest rate				1.34%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	70.00%	55.00%
Expected term (in years)		5 years 2 months 26 days	5 years 2 months 26 days
Risk-free interest rate	3.50%	1.34%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	95.00%	70.00%
Expected term (in years)		6 years	6 years
Risk-free interest rate	3.90%	4.10%